Depreciation, Amortization And Impairment Losses Property, Plant and Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Depreciation Amortization And Impairment [Abstract]
Summary of Depreciation and Amortization

	For the years ended December 31,
	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Depreciation	(584,723)	(481,634)	(498,867)
Amortization	(408,373)	(376,465)	(449,463)
Subtotal	(993,096)	(858,099)	(948,330)

Summary of Impairment losses

	Generation			Distribution			Other			For the year ended December 31,
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Information on Impairment Losses by Reportable Segment	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets and groups held for sale	—	—	—	—	—	3,433	—	—	—	—	—	3,433
Reversal (Losses) due to impairment of Intangibles (see Note 14)	—	—	—	—	—	—	(750)	—	—	(750)	—	—
Reversal (Losses) due to goodwill impairment (see Note 15)	—	—	—	—	—	—	(9,963)	—	—	(9,963)	—	—
Property, plants and equipment (see Note 16)	(89,344)	—	(1,307)	—	—	—	—	—	—	(89,344)	—	(1,307)
Total Reversal of impairment losses (impairment losses) recognized in income for the period	(89,344)	—	(1,307)	—	—	3,433	(10,713)	—	—	(100,057)	—	2,126
Trade accounts receivable and other accounts receivable (see Note 9)	(7,207)	(349)	645	(308,439)	(211,289)	(159,909)	(358)	102	14	(316,004)	(211,536)	(159,250)
Other assets	(1,723)	(585)	—	(27,117)	(30,251)	(119,325)	(328)	—	(550)	(29,168)	(30,836)	(119,875)
Impairment gains and reversal of impairment losses (Impairment losses) determined in accordance with IFRS 9	(8,930)	(934)	645	(335,556)	(241,540)	(279,234)	(686)	102	(536)	(345,172)	(242,372)	(279,125)
Total reversal (losses) due to Impairment	(98,274)	(934)	(662)	(335,556)	(241,540)	(275,801)	(11,399)	102	(536)	(445,229)	(242,372)	(276,999)